Derivative Financial Instruments (Tables)	3 Months Ended
Jun. 30, 2012
Investments, All Other Investments [Abstract]
Schedule of Warrant Liability

Warrant Liability Amount
Balance at December 31, 2011	$2,361,925
Exercise or expiration	--
Change in fair value of warrant liability	(1,213,857)
Ending balance at June 30, 2012	$1,148,068